Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following tables and charts provide additional compensation information regarding our NEOs, prepared in accordance with the SEC’s pay versus performance disclosure regulations for fiscal years 2022, 2021 and 2020.
Pay Versus Performance (PVP) Table
	Summary Compensation Table (SCT) Total for CEO(1) ($)	Compensation Actually Paid (CAP) to CEO(1)(2) ($)	Average SCT Total for Other NEOs(1) ($)	Average CAP to Other NEOs(1)(3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions)	Revenue (Company Selected Measure) ($ in millions)
Year					Zoetis TSR ($)	S&P 500 Pharmaceuticals Index TSR ($)
2022	14,003,540	(15,709,790)	2,931,816	(3,076,052)	112.80	146.65	2,114	8,080
2021	13,098,491	33,519,679	4,455,516	10,261,897	186.46	135.22	2,037	7,776
2020	10,374,312	15,564,796	3,756,846	6,519,899	125.76	107.52	1,638	6,675
(1)
In all years shown Kristin C. Peck was our Chief Executive Officer. The other named executive officers (NEO) represent the following individuals: for 2022, Wetteny Joseph, Glenn C. David, Heidi C. Chen, and Wafaa Mamilli; for 2021, Wetteny Joseph, Glenn C. David, Catherine A. Knupp, Roman Trawicki and Heidi C. Chen; and for 2020, Glenn C. David, Catherine A. Knupp, Roman Trawicki and Wafaa Mamilli.

(2)
To calculate Compensation Actually Paid (CAP) to the CEO the following amounts were deducted from and added to the Summary Compensation Table (SCT) total compensation:

CEO SCT Total to CAP Reconciliation:
	SCT Total	Deductions from SCT Total(i)		Additions to SCT Total(ii)	Compensation Actually Paid
Year		Stock Awards	Options Awards
2022	$14,003,540	($8,399,841.00)	($2,799,966.00)	($18,513,523)	($15,709,790)
2021	$13,098,491	($6,929,797.00)	($2,309,970.00)	$29,660,955	$33,519,679
2020	$10,374,312	($5,684,840.00)	($1,894,975.00)	$12,770,299	$15,564,796
(3)
To calculate Average CAP to the Other NEOs the following amounts were deducted from and added to the SCT total compensation:

Average Other NEOs SCT Total to CAP Reconciliation:
	SCT Total	Deductions from SCT Total(i)		Additions to SCT Total(ii)	Compensation Actually Paid
Year		Stock Awards	Options Awards
2022	$2,931,816	($1,405,542.25)	($468,570.25)	($4,133,756)	($3,076,052)
2021	$4,455,516	($2,118,241.80)	($366,105.20)	$8,290,727	$10,261,897
2020	$3,756,846	($1,302,976.75)	($496,860.25)	$4,562,890	$6,519,899
(i)
These deductions are the amounts listed in the “Stock Awards” and “Option Awards” columns of the SCT and represent the grant date fair value of equity-based awards granted each year.

(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component for each year is detailed in the supplemental table below:

CEO Equity Component of CAP:
Year	Equity Type	Fair Value of Current Year Equity Awards at End of Year	Change in Value of Prior Years’ Awards Unvested at End of Year	Change in Value of Prior Years’ Awards That Vested During the Year	Equity Value Included in CAP
2022	Stock Options	$1,528,648	$(7,897,241)	$(931,398)	$(7,299,991)
	Restricted Stock Units	$2,049,978	$(2,672,369)	$(234,149)	$(856,541)
	Performance Award Units	$2,460,116	$(12,009,652)	$(807,455)	$(10,356,991)
	Total	$6,038,742	$(22,579,262)	$(1,973,002)	$(18,513,523)
2021	Stock Options	$5,709,571	$5,052,274	$33,020	$10,794,866
	Restricted Stock Units	$3,523,058	$1,469,682	$10,165	$5,002,905
	Performance Award Units	$8,916,215	$4,932,126	$14,842	$13,863,183
	Total	$18,148,844	$11,454,083	$58,027	$29,660,955
2020	Stock Options	$2,309,500	$1,341,931	$385,408	$4,036,839
	Restricted Stock Units	$2,186,374	$411,103	$103,798	$2,701,275
	Performance Award Units	$4,749,437	$1,128,981	$153,769	$6,032,186
	Total	$9,245,311	$2,882,015	$642,974	$12,770,299
Average Other NEOs Equity Component of CAP:
	Equity Type	Fair Value of Current Year Equity Awards at End of Year	Change in Value of Prior Years’ Awards Unvested at End of Year	Change in Value of Prior Years’ Awards That Vested During the Year	Equity Value Included in CAP
2022	Stock Options	$255,817	$(1,352,757)	$(446,281)	$(1,543,221)
	Restricted Stock Units	$343,039	$(1,110,941)	$(112,191)	$(880,093)
	Performance Award Units	$411,640	$(1,735,180)	$(386,902)	$(1,710,442)
	Total	$1,010,496	$(4,198,878)	$(945,373)	$(4,133,756)
2021	Stock Options	$904,905	$1,796,558	$22,234	$2,723,696
	Restricted Stock Units	$1,897,216	$490,667	$6,844	$2,394,727
	Performance Award Units	$1,413,054	$1,749,257	$9,993	$3,172,304
	Total	$4,215,175	$4,036,482	$39,071	$8,290,727
2020	Stock Options	$605,548	$908,841	$240,880	$1,755,269
	Restricted Stock Units	$573,225	$278,702	$64,872	$916,799
	Performance Award Units	$1,010,271	$784,446	$96,105	$1,890,822
	Total	$2,189,044	$1,971,988	$401,857	$4,562,890

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(1)
In all years shown Kristin C. Peck was our Chief Executive Officer. The other named executive officers (NEO) represent the following individuals: for 2022, Wetteny Joseph, Glenn C. David, Heidi C. Chen, and Wafaa Mamilli; for 2021, Wetteny Joseph, Glenn C. David, Catherine A. Knupp, Roman Trawicki and Heidi C. Chen; and for 2020, Glenn C. David, Catherine A. Knupp, Roman Trawicki and Wafaa Mamilli.

PEO Total Compensation Amount	$ 14,003,540	$ 13,098,491	$ 10,374,312
PEO Actually Paid Compensation Amount	$ (15,709,790)	33,519,679	15,564,796
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
To calculate Compensation Actually Paid (CAP) to the CEO the following amounts were deducted from and added to the Summary Compensation Table (SCT) total compensation:

CEO SCT Total to CAP Reconciliation:
	SCT Total	Deductions from SCT Total(i)		Additions to SCT Total(ii)	Compensation Actually Paid
Year		Stock Awards	Options Awards
2022	$14,003,540	($8,399,841.00)	($2,799,966.00)	($18,513,523)	($15,709,790)
2021	$13,098,491	($6,929,797.00)	($2,309,970.00)	$29,660,955	$33,519,679
2020	$10,374,312	($5,684,840.00)	($1,894,975.00)	$12,770,299	$15,564,796
(i)
These deductions are the amounts listed in the “Stock Awards” and “Option Awards” columns of the SCT and represent the grant date fair value of equity-based awards granted each year.

(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component for each year is detailed in the supplemental table below:

CEO Equity Component of CAP:
Year	Equity Type	Fair Value of Current Year Equity Awards at End of Year	Change in Value of Prior Years’ Awards Unvested at End of Year	Change in Value of Prior Years’ Awards That Vested During the Year	Equity Value Included in CAP
2022	Stock Options	$1,528,648	$(7,897,241)	$(931,398)	$(7,299,991)
	Restricted Stock Units	$2,049,978	$(2,672,369)	$(234,149)	$(856,541)
	Performance Award Units	$2,460,116	$(12,009,652)	$(807,455)	$(10,356,991)
	Total	$6,038,742	$(22,579,262)	$(1,973,002)	$(18,513,523)
2021	Stock Options	$5,709,571	$5,052,274	$33,020	$10,794,866
	Restricted Stock Units	$3,523,058	$1,469,682	$10,165	$5,002,905
	Performance Award Units	$8,916,215	$4,932,126	$14,842	$13,863,183
	Total	$18,148,844	$11,454,083	$58,027	$29,660,955
2020	Stock Options	$2,309,500	$1,341,931	$385,408	$4,036,839
	Restricted Stock Units	$2,186,374	$411,103	$103,798	$2,701,275
	Performance Award Units	$4,749,437	$1,128,981	$153,769	$6,032,186
	Total	$9,245,311	$2,882,015	$642,974	$12,770,299

Non-PEO NEO Average Total Compensation Amount	$ 2,931,816	4,455,516	3,756,846
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,076,052)	10,261,897	6,519,899
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
To calculate Average CAP to the Other NEOs the following amounts were deducted from and added to the SCT total compensation:

Average Other NEOs SCT Total to CAP Reconciliation:
	SCT Total	Deductions from SCT Total(i)		Additions to SCT Total(ii)	Compensation Actually Paid
Year		Stock Awards	Options Awards
2022	$2,931,816	($1,405,542.25)	($468,570.25)	($4,133,756)	($3,076,052)
2021	$4,455,516	($2,118,241.80)	($366,105.20)	$8,290,727	$10,261,897
2020	$3,756,846	($1,302,976.75)	($496,860.25)	$4,562,890	$6,519,899
(i)
These deductions are the amounts listed in the “Stock Awards” and “Option Awards” columns of the SCT and represent the grant date fair value of equity-based awards granted each year.

(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component for each year is detailed in the supplemental table below:
Average Other NEOs Equity Component of CAP:
	Equity Type	Fair Value of Current Year Equity Awards at End of Year	Change in Value of Prior Years’ Awards Unvested at End of Year	Change in Value of Prior Years’ Awards That Vested During the Year	Equity Value Included in CAP
2022	Stock Options	$255,817	$(1,352,757)	$(446,281)	$(1,543,221)
	Restricted Stock Units	$343,039	$(1,110,941)	$(112,191)	$(880,093)
	Performance Award Units	$411,640	$(1,735,180)	$(386,902)	$(1,710,442)
	Total	$1,010,496	$(4,198,878)	$(945,373)	$(4,133,756)
2021	Stock Options	$904,905	$1,796,558	$22,234	$2,723,696
	Restricted Stock Units	$1,897,216	$490,667	$6,844	$2,394,727
	Performance Award Units	$1,413,054	$1,749,257	$9,993	$3,172,304
	Total	$4,215,175	$4,036,482	$39,071	$8,290,727
2020	Stock Options	$605,548	$908,841	$240,880	$1,755,269
	Restricted Stock Units	$573,225	$278,702	$64,872	$916,799
	Performance Award Units	$1,010,271	$784,446	$96,105	$1,890,822
	Total	$2,189,044	$1,971,988	$401,857	$4,562,890

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
2.
Compensation Actually Paid (CAP) versus Zoetis TSR

The graph below compares Zoetis’ Total Shareholder Return and CEO and Other NEOs Compensation Actually Paid (CAP) for the three fiscal years beginning with 2020. As the graph shows, the CAP to the CEO and Other NEOs is directionally aligned with the Company’s TSR.

Compensation Actually Paid vs. Net Income [Text Block]
3.
CAP versus Net Income

The graph below compares Zoetis’ net income and CEO and Other NEOs’ Compensation Actually Paid (CAP) for the three fiscal years beginning with 2020. Net Income has steadily increased while the CEO and Other NEOs CAP has varied by year. Zoetis does not use net income as a metric in its compensation incentives.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
4.
CAP versus Revenue (Company Selected Measure)

The graph below compares Zoetis’ revenue and CEO and Other NEOs Compensation Actually Paid for the three fiscal years beginning with 2020. Revenue has steadily increased while the CEO and Other NEOs’ CAP has varied by year. While revenue is a metric in Zoetis’ AIP, the weight of equity-based LTI — which primarily reflect stock price and relative TSR — exceeds the weight of our annual incentive in the total compensation for executives.

Total Shareholder Return Vs Peer Group [Text Block]
1.
Total Shareholder Return (TSR): Zoetis versus S&P 500 Pharmaceuticals Index

The graph below assumes an initial investment of $100 on December 31, 2019, in our common stock and the S&P 500 Pharmaceuticals Index, and assumes dividends, if any, were reinvested. As the graph shows, Zoetis’ TSR is higher in 2020 and 2021, and lower than in 2022, of the TSR of the S&P 500 Pharmaceuticals Index. The companies in the S&P 500 Pharmaceuticals index are not the same as those used for our compensation benchmarking. Nor are they the same as the S&P 500, which is the group of companies we use to determine Relative TSR for the company’s performance award unit metric, as described in the CD&A.

Tabular List [Table Text Block]
List of Most Important Measures
The four items listed below represent the most important metrics we used to determine CAP for 2022 as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled “Annual Incentive Plan” and “Long-Term Incentives”:
Most Important Performance Measures
Relative Total Shareholder Return(i)
Revenue(ii)
Adjusted Diluted EPS(ii)
Free Cash Flow(ii)
(i)	Relative Total Shareholder Return is the 3-year performance metric used for Zoetis’ performance award units, which comprise 50% of the long-term incentive compensation of our NEOs, including the CEO. Total Shareholder Return (TSR) is the appreciation of share price, including dividends, during the performance period. Relative TSR is Zoetis’ TSR as compared to the TSR over the performance period of the “S&P 500 Group”, which we define as the companies comprising the S&P 500 stock market index as of the beginning of the performance period, excluding companies that during the performance period are acquired or no longer publicly traded.
(ii)
Revenue, Adjusted Diluted EPS and Free Cash Flow refer to the measures used to assess performance in determining the funding for our Annual Incentive Plan (AIP) and exclude the impacts of foreign exchange.

Total Shareholder Return Amount	$ 112.8	186.46	125.76
Peer Group Total Shareholder Return Amount	146.65	135.22	107.52
Net Income (Loss)	$ 2,114,000,000	$ 2,037,000,000	$ 1,638,000,000
Company Selected Measure Amount	8,080	7,776	6,675
PEO Name	Kristin C. Peck
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Diluted EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,399,841)	$ (6,929,797)	$ (5,684,840)
PEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,799,966)	(2,309,970)	(1,894,975)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,513,523)	29,660,955	12,770,299
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year, Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,528,648	5,709,571	2,309,500
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years, Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,897,241)	5,052,274	1,341,931
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year, Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(931,398)	33,020	385,408
PEO [Member] | Total Equity Awards Adjustments, Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,299,991)	10,794,866	4,036,839
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,049,978	3,523,058	2,186,374
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,672,369)	1,469,682	411,103
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(234,149)	10,165	103,798
PEO [Member] | Total Equity Awards Adjustments, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(856,541)	5,002,905	2,701,275
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year, Performance Award Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,460,116	8,916,215	4,749,437
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years, Performance Award Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,009,652)	4,932,126	1,128,981
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year, Performance Award Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(807,455)	14,842	153,769
PEO [Member] | Total Equity Awards Adjustments, Performance Award Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,356,991)	13,863,183	6,032,186
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,038,742	18,148,844	9,245,311
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,579,262)	11,454,083	2,882,015
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,973,002)	58,027	642,974
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,405,542.25)	(2,118,241.8)	(1,302,976.75)
Non-PEO NEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(468,570.25)	(366,105.2)	(496,860.25)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,133,756)	8,290,727	4,562,890
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year, Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	255,817	904,905	605,548
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years, Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,352,757)	1,796,558	908,841
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year, Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(446,281)	22,234	240,880
Non-PEO NEO [Member] | Total Equity Awards Adjustments, Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,543,221)	2,723,696	1,755,269
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	343,039	1,897,216	573,225
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,110,941)	490,667	278,702
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(112,191)	6,844	64,872
Non-PEO NEO [Member] | Total Equity Awards Adjustments, Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(880,093)	2,394,727	916,799
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year, Performance Award Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	411,640	1,413,054	1,010,271
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years, Performance Award Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,735,180)	1,749,257	784,446
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year, Performance Award Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(386,902)	9,993	96,105
Non-PEO NEO [Member] | Total Equity Awards Adjustments, Performance Award Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,710,442)	3,172,304	1,890,822
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,010,496	4,215,175	2,189,044
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,198,878)	4,036,482	1,971,988
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (945,373)	$ 39,071	$ 401,857